Financial Instruments - Additional Information (Detail) £ in Millions, shares in Millions, $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 GBP (£) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 GBP (£) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 GBP (£) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 GBP (£) shares	Dec. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Restricted cash and cash equivalents	$ 100				$ 100				$ 100
Purchase price	500				500
Foreign exchange gains	(3)		$ (66)		(2)		$ (135)
Proceeds from (payment to) settlement of foreign exchange contracts	(33)		28		24		124
Other finance income [member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign exchange gains	$ (3)		(66)		$ (2)		(135)
Scenario Forecast one [Member]
Disclosure of detailed information about financial instruments [Line Items]
Required ratio of net debt to ebitda	5				5
Foreign Exchange Contracts Settlement [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign exchange contracts settlement notional amount	$ 349	£ 300	$ 1,600	£ 1,200	$ 1,600	£ 1,200	$ 2,900	£ 2,200
Foreign Exchange Contracts Settlement [Member] | LSEG [Member]
Disclosure of detailed information about financial instruments [Line Items]
Number of shares sold that relate to company ownership | shares	5.9	5.9	15.3	15.3	16.0	16.0	28.9	28.9
Proceeds from (payment to) settlement of foreign exchange contracts	$ (33)		$ 28		$ 24		$ 124
Commercial paper [member]
Disclosure of detailed information about financial instruments [Line Items]
Commercial paper programs	2,000				2,000
Borrowings	0				0				130
Amended Credit Facility Maturities In December Two Thousand Twenty Seven [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gross loan commitments	2,000				$ 2,000
Maturity date					November 2027	November 2027
Borrowings	0				$ 0				$ 0
Maximum Credit Facility Agreement	$ 2,600				$ 2,600
Required ratio of net debt to ebitda	0.5				0.5
Additional commitment from lenders					$ 600
Top of range [member] | Amended Credit Facility Maturities In December Two Thousand Twenty Seven [Member]
Disclosure of detailed information about financial instruments [Line Items]
Required ratio of net debt to ebitda	4.5				4.5